SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund

December 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 88.13%
Austria — 0.98%
8,587	Mondi Plc	$146,863

Brazil — 8.64%
134,700	B3 SA - Brasil Bolsa Balcao	337,021
60,300	Banco Bradesco SA	153,841
200	MercadoLibre, Inc.*	169,248
84,200	Raia Drogasil SA	378,280
34,700	WEG SA	253,098

		1,291,488

Chile — 5.81%
34,688	Antofagasta Plc	647,542
113,772	Falabella SA	221,307

		868,849

India — 12.62%
9,200	Dr. Reddy’s Laboratories Ltd., ADR	476,100
10,500	HDFC Bank Ltd., ADR	718,305
38,500	Infosys Ltd.	693,385

		1,887,790

Indonesia — 5.96%
2,387,800	Avia Avian Tbk PT	96,657
722,000	Bank Central Asia Tbk PT	395,900
2,969,300	Kalbe Farma Tbk PT	398,619

		891,176

Korea — 15.11%
1,490	LEENO Industrial, Inc.	184,119
2,795	LG Corp.	173,067
871	NAVER Corp.	123,875
14,610	Samsung Electronics Co. Ltd.	641,280
2,063	Samsung Fire & Marine Insurance Co. Ltd.	326,449
13,155	Shinhan Financial Group Co. Ltd.	366,229
7,462	SK Hynix, Inc.	445,213

		2,260,232

Mexico — 4.24%
80,600	Bolsa Mexicana de Valores SAB de CV	156,059
61,100	Fomento Economico Mexicano SAB de CV	477,694

		633,753

Peru — 1.00%
1,100	Credicorp Ltd.	149,226

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Philippines — 3.31%
369,000	Century Pacific Food, Inc.	$170,998
19,980	SM Investments Corp.	324,033

		495,031

South Africa — 3.04%
30,391	AVI Ltd.	134,625
13,614	Clicks Group Ltd.	215,180
14,498	Discovery Ltd.*	104,869

		454,674

Taiwan — 22.96%
14,000	Advantech Co. Ltd.	149,904
60,000	Chroma ATE, Inc.	352,433
37,000	Delta Electronics, Inc.	342,990
403,000	E.Sun Financial Holding Co. Ltd.	314,686
16,000	Giant Manufacturing Co. Ltd.	104,096
5,000	MediaTek, Inc.	101,095
90,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,307,112
143,000	Uni-President Enterprises Corp.	309,526
9,000	Voltronic Power Technology Corp.	451,545

		3,433,387

Thailand — 1.33%
46,800	Kasikornbank Public Co. Ltd., NVDR	198,958

United Kingdom — 3.13%
9,277	Unilever Plc	468,376

Total Common Stocks (Cost $13,219,757)		13,179,803

Exchange Traded Funds — 8.13%
United States — 8.13%
12,238	iShares India 50 ETF	517,790
16,700	iShares MSCI India*	697,058

		1,214,848

Total Exchange Traded Funds (Cost $1,230,186)		1,214,848

Total Investments (Cost $14,449,943) — 96.26%		$14,394,651
Other assets in excess of liabilities — 3.74%		559,990

NET ASSETS — 100.00%		$14,954,641

*	Non-income producing security.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund (cont.)

December 31, 2022 (Unaudited)

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Information Technology	28.20%
Financials	21.54%
Consumer Staples	14.41%
Industrials	8.03%
Materials	5.96%
Health Care	5.85%
Consumer Discretionary	3.31%
Communication Services	0.83%
Other*	11.87%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund

December 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 99.17%
Australia — 6.55%
12,500	BHP Group Ltd.	$387,212
2,722	Macquarie Group Ltd.	307,283
4,016	Mineral Resources Ltd.	210,665
3,421	Rio Tinto Plc	240,784
27,977	Santos Ltd.	137,596

		1,283,540

China — 4.00%
79,800	Budweiser Brewing Co. APAC Ltd.(a)	249,455
134,000	CSPC Pharmaceutical Group Ltd.	139,504
9,300	Tencent Holdings Ltd.	394,323

		783,282

Denmark — 4.47%
450	Chr Hansen Holding A/S	32,370
5,020	Novo Nordisk A/S, Class B	681,794
3,194	Novozymes A/S, Class B	162,043

		876,207

Finland — 2.63%
9,858	Sampo Oyj, Class A	514,878

France — 8.22%
736	Edenred	40,057
2,071	EssilorLuxottica SA	374,713
850	LVMH Moet Hennessy Louis Vuitton SE	618,539
2,623	Sanofi	252,927
5,166	TotalEnergies SE	324,286

		1,610,522

Hong Kong — 1.75%
31,000	AIA Group Ltd.	342,345

Ireland — 1.79%
569	Flutter Entertainment Plc*	77,033
3,669	Ryanair Holdings Plc*	274,295

		351,328

Japan — 19.40%
8,200	Ajinomoto Co., Inc.	250,619
11,000	Daiichi Sankyo Co. Ltd.	354,054
7,700	Hitachi Ltd.	387,435
1,700	Hoya Corp.	162,824
23,000	Inpex Corp.	247,145
900	Keyence Corp.	349,420
124,000	Mitsubishi UFJ Financial Group, Inc.	832,464
7,000	Recruit Holdings Co. Ltd.	219,114

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value
2,700	Sony Group Corp.	$205,798
37,200	Tokio Marine Holdings, Inc.	794,681

		3,803,554

Netherlands — 8.88%
109	Adyen NV*,(a)	151,319
815	ASML Holding NV	444,380
4,861	Heineken NV	457,869
41,166	ING Groep NV	501,450
4,548	NN Group NV	185,978

		1,740,996

Norway — 2.88%
9,377	Aker BP ASA	291,464
10,696	DNB Bank ASA	211,248
3,705	Nordic Semiconductor ASA*	62,104

		564,816

Spain — 1.00%
3,785	Amadeus IT Group SA*	196,357

Sweden — 3.01%
12,182	Assa Abloy AB, Class B	262,026
14,804	Atlas Copco AB, Class A	175,403
14,566	Hexagon AB, Class B	152,726

		590,155

Switzerland — 2.58%
593	Sika AG	142,559
19,508	UBS Group AG	362,580

		505,139

Taiwan — 2.81%
38,000	Taiwan Semiconductor Manufacturing Co. Ltd.	551,892

United Kingdom — 19.82%
7,229	Ashtead Group Plc	410,642
56,670	Barratt Developments Plc	270,673
6,217	British American Tobacco Plc	245,933
5,948	DCC Plc	292,475
13,650	Diageo Plc	597,486
7,553	Experian Plc	255,807
6,914	Fevertree Drinks Plc	85,995
1,585	Linde Plc	516,648
5,942	London Stock Exchange Group Plc	510,544
13,927	RELX Plc	385,793

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value
6,822	Sage Group Plc (The)	$61,430
47,886	Schroders Plc	251,617

		3,885,043

United States — 9.38%
2,950	CSL Ltd.	575,233
3,798	Nestle SA	438,705
1,625	Roche Holding AG	510,636
2,244	Schneider Electric SE	315,135

		1,839,709

Total Common Stocks (Cost $19,744,688)		19,439,763

Total Investments (Cost $19,744,688) — 99.17%		$19,439,763
Other assets in excess of liabilities — 0.83%		162,639

NET ASSETS — 100.00%		$19,602,402

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	24.56%
Health Care	15.57%
Industrials	15.19%
Consumer Staples	11.87%
Information Technology	10.25%
Materials	8.63%
Consumer Discretionary	5.98%
Energy	5.11%
Communication Services	2.01%
Other*	0.83%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund

December 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 98.44%
Australia — 5.83%
5,346	Altium Ltd.	$126,992
8,250	OZ Minerals Ltd.	155,506

		282,498

Belgium — 3.21%
23	Lotus Bakeries NV	155,754

China — 2.56%
120,000	China Overseas Property Holdings Ltd.	124,317

Denmark — 5.07%
985	Chr Hansen Holding A/S	70,854
3,321	Topdanmark AS	174,766

		245,620

Egypt — 1.31%
4,029	Energean Plc	63,299

France — 3.61%
644	Gaztransport Et Technigaz SA	68,825
629	Remy Cointreau SA	106,058

		174,883

Iceland — 3.15%
19,996	Marel HF(a)	68,868
17,315	Ossur HF*	83,856

		152,724

Indonesia — 2.23%
1,527,500	Sarana Menara Nusantara Tbk PT	107,982

Ireland — 2.01%
2,974	Keywords Studios Plc	97,596

Japan — 17.95%
1,500	As One Corp.	65,531
4,300	BayCurrent Consulting, Inc.	133,859
4,100	Milbon Co. Ltd.	177,369
4,500	Miura Co. Ltd.	103,196
29,800	Morningstar Japan KK	102,379
7,800	Nihon M&A Center Holdings, Inc.	95,977
2,500	Organo Corp.	55,489
4,600	Rakus Co. Ltd.	55,131
3,200	SMS Co. Ltd.	80,943

		869,874

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Korea — 1.78%
1,528	AfreecaTV Co. Ltd.	$86,344

Norway — 5.28%
2,787	Aker BP ASA	86,628
4,936	Nordic Semiconductor ASA*	82,738
8,790	Veidekke ASA	86,476

		255,842

Philippines — 3.61%
675,400	D&L Industries, Inc.	95,797
22,020	International Container Terminal Services, Inc.	79,030

		174,827

Spain — 2.67%
3,342	Laboratorios Farmaceuticos Rovi SA	129,166

Sweden — 7.32%
1,727	MIPS AB	71,387
4,919	Sdiptech AB, Class B*	106,978
10,356	Sweco AB, Class B	99,308
3,677	Thule Group AB(a)	77,017

		354,690

Taiwan — 6.16%
21,000	Chailease Holding Co. Ltd.	147,949
3,000	Voltronic Power Technology Corp.	150,515

		298,464

Thailand — 4.50%
1,700	Fabrinet*	217,974

United Kingdom — 20.19%
5,300	Abcam Plc*	82,468
13,043	Auto Trader Group Plc(a)	81,223
17,960	Barratt Developments Plc	85,782
3,022	Cranswick Plc	112,049
2,843	Dechra Pharmaceuticals Plc	89,611
4,727	Fevertree Drinks Plc	58,794
12,016	GB Group Plc	45,152
17,622	Howden Joinery Group Plc	118,991
41,696	Ibstock Plc(a)	77,947
5,638	Liontrust Asset Management Plc	76,023

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

10,439	Rightmove Plc	$64,580
5,990	Softcat Plc	85,896

		978,516

Total Common Stocks (Cost $4,903,517)		4,770,370

Total Investments (Cost $4,903,517) — 98.44%		$4,770,370
Other assets in excess of liabilities — 1.56%		75,760

NET ASSETS — 100.00%		$4,846,130

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Industrials	24.34%
Information Technology	14.68%
Consumer Staples	12.59%
Financials	10.34%
Health Care	9.30%
Materials	8.26%
Communication Services	7.02%
Consumer Discretionary	4.83%
Energy	4.51%
Real Estate	2.57%
Other*	1.56%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.